VCA-2

Schedule of Investments (unaudited)

as of March 31, 2021

Description	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 1.8%
Airbus SE (France)	15,496	$1,761,412
Raytheon Technologies Corp.	37,364	2,887,116

		4,648,528

Air Freight & Logistics — 0.6%
FedEx Corp.	5,687	1,615,335

Airlines — 0.7%
Delta Air Lines, Inc.*	36,794	1,776,414

Automobiles — 3.6%
General Motors Co.	81,046	4,656,903
Tesla, Inc.*	6,819	4,554,615

		9,211,518

Banks — 8.6%
Bank of America Corp.	123,213	4,767,111
Citigroup, Inc.	45,404	3,303,141
JPMorgan Chase & Co.	42,410	6,456,074
PNC Financial Services Group, Inc. (The)	21,401	3,753,950
Truist Financial Corp.	62,406	3,639,518

		21,919,794

Beverages — 1.0%
PepsiCo, Inc.	17,787	2,515,971

Biotechnology — 0.9%
AbbVie, Inc.	20,416	2,209,420

Building Products — 1.7%
Johnson Controls International PLC	74,768	4,461,407

Capital Markets — 2.5%
Blackstone Group, Inc. (The)	27,052	2,016,186
Goldman Sachs Group, Inc. (The)	13,569	4,437,063

		6,453,249

Chemicals — 3.7%
Dow, Inc.	50,089	3,202,691
FMC Corp.	20,224	2,236,976
Linde PLC (United Kingdom)	14,586	4,086,122

		9,525,789

Communications Equipment — 1.0%
Cisco Systems, Inc.	47,656	2,464,292

Consumer Finance — 2.5%
Capital One Financial Corp.	25,352	3,225,535
SLM Corp.	172,389	3,097,830

		6,323,365

Containers & Packaging — 0.9%
Crown Holdings, Inc.	24,237	2,351,958

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	42,656	2,480,446

Electrical Equipment — 1.0%
Emerson Electric Co.	28,746	2,593,464

Entertainment — 3.3%
Netflix, Inc.*	5,134	2,678,202
Spotify Technology S.A. (Sweden)*	4,249	1,138,520
Walt Disney Co. (The)*	24,431	4,508,008

		8,324,730

Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc.	7,343	1,206,455
American Campus Communities, Inc.	36,030	1,555,415
American Tower Corp.	6,072	1,451,572

		4,213,442

Food & Staples Retailing — 1.4%
Walmart, Inc.	26,413	3,587,678

Food Products — 1.0%
Mondelez International, Inc. (Class A Stock)	44,666	2,614,301

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	17,405	2,786,192

Health Care Providers & Services — 1.9%
Cigna Corp.	10,657	2,576,223
Laboratory Corp. of America Holdings*	9,052	2,308,532

		4,884,755

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	9,530	2,136,054
Royal Caribbean Cruises Ltd.	17,620	1,508,448

		3,644,502

Household Durables — 0.7%
DR Horton, Inc.	20,074	1,788,995

Household Products — 0.7%
Procter & Gamble Co. (The)	12,794	1,732,691

Industrial Conglomerates — 0.9%
General Electric Co.	168,643	2,214,283

Insurance — 4.0%
Chubb Ltd. (Switzerland)	22,958	3,626,675
Marsh & McLennan Cos., Inc.	15,265	1,859,277
MetLife, Inc.	48,631	2,956,279
RenaissanceRe Holdings Ltd. (Bermuda)	11,151	1,786,948

		10,229,179

Interactive Media & Services — 6.7%
Alphabet, Inc. (Class A Stock)*	3,985	8,219,142
Bumble, Inc.*	5,489	342,404
Facebook, Inc. (Class A Stock)*	14,621	4,306,323
Match Group, Inc.*	20,543	2,822,198
Snap, Inc.*	29,614	1,548,516

		17,238,583

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.*	1,827	5,652,884
Farfetch Ltd. (United Kingdom)*	18,491	980,393
MercadoLibre, Inc. (Argentina)*	1,018	1,498,639

		8,131,916

IT Services — 6.7%
Adyen NV (Netherlands), 144A*	1,485	3,320,984
Okta, Inc.*	871	191,994
PayPal Holdings, Inc.*	11,748	2,852,884
Shopify, Inc. (Canada) (Class A Stock)*	3,762	4,162,653
Snowflake, Inc.*	4,463	1,023,277
Square, Inc. (Class A Stock)*	10,471	2,377,441
Twilio, Inc.*	9,030	3,077,063

		17,006,296

Leisure Products — 0.5%
Peloton Interactive, Inc.*	10,617	1,193,775

Machinery — 2.5%
Deere & Co.	7,593	2,840,845
Fortive Corp.	20,489	1,447,343
Otis Worldwide Corp.	31,544	2,159,187

		6,447,375

Media — 0.6%
Comcast Corp. (Class A Stock)	26,343	1,425,420

Multi-Utilities — 2.6%
Ameren Corp.	32,417	2,637,447
Dominion Energy, Inc.	53,320	4,050,187

		6,687,634

Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp.	44,883	4,703,289
ConocoPhillips	70,480	3,733,326
Williams Cos., Inc. (The)	72,969	1,728,636

		10,165,251

Pharmaceuticals — 2.9%
AstraZeneca PLC (United Kingdom), ADR	38,569	1,917,651
Bristol-Myers Squibb Co.	39,425	2,488,900
Eli Lilly & Co.	15,784	2,948,767

		7,355,318

Road & Rail — 1.7%
Union Pacific Corp.	19,494	4,296,673

Semiconductors & Semiconductor Equipment — 4.5%
Broadcom, Inc.	8,537	3,958,265
NVIDIA Corp.	5,936	3,169,409
QUALCOMM, Inc.	9,873	1,309,061
Texas Instruments, Inc.	16,163	3,054,645

		11,491,380

Software — 4.0%
Adobe, Inc.*	7,615	3,619,943

Microsoft Corp.	12,297	2,899,264
PTC, Inc.*	13,391	1,843,271
RingCentral, Inc.*	6,181	1,841,196

		10,203,674

Specialty Retail — 2.1%
Lowe’s Cos., Inc.	15,180	2,886,932
Ross Stores, Inc.	21,099	2,529,981

		5,416,913

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	54,482	6,654,976

Textiles, Apparel & Luxury Goods — 2.7%
LVMH Moet Hennessy Louis Vuitton SE (France)	5,609	3,754,847
NIKE, Inc. (Class B Stock)	23,118	3,072,151

		6,826,998

Trading Companies & Distributors — 1.1%
United Rentals, Inc.*	8,971	2,954,240

TOTAL COMMON STOCKS (cost $151,841,560)		250,068,120

SHORT-TERM INVESTMENT — 2.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $5,265,922)(a)	5,265,922	5,265,922

TOTAL INVESTMENTS — 100.0% (cost $157,107,482)		255,334,042
Other assets in excess of liabilities — 0.0%		127,660

NET ASSETS — 100.0%		$255,461,702

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).